Trade and other payables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

	At 31 December
(in USD million)	2025	2024

Trade payables	4,832	6,838
Payables due to participation in joint operations and similar arrangements	2,666	1,813
Payables to equity accounted companies and other related parties	1,455	1,593
Accrued trade expenses and other payables	748	866

Trade and other payables	9,700	11,110
For information regarding currency sensitivities, see note 4 Financial risk and capital management. For further information on payables to equity accounted companies and other related parties, see note 27 Related parties.